Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable				$ 399,465
Fengqi Beijing Zhineng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Hardware amount		$ 8,663
Notes Payable, Current				598
Fengqi Beijing Zhineng Technology Co Ltd [Member] | Hardware [Member]
Related Party Transaction [Line Items]
Hardware amount			$ 8,480	$ 11,830	$ 52,961